******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-06153
1 Main Street North, Minot ND 58703
701-852-5292
Date of fiscal year end: 07/31/04
Reporting Period: 07/01/2003 - 06/30/2004
Integrity Managed Portfolios


======================== KANSAS MUNICIPAL FUND ==========================

There were no proxies voted in relation to the securities held in the fund's Portfolio.


======================== KANSAS INSURED INTERMEDIATE FUND ===============

There were no proxies voted in relation to the securities held in the fund's Portfolio.


======================== MAINE MUNICIPAL FUND ===========================

There were no proxies voted in relation to the securities held in the fund's Portfolio.


======================== NEBRASKA MUNICIPAL FUND ========================

There were no proxies voted in relation to the securities held in the fund's Portfolio.


======================== NEW HAMPSHIRE MUNICIPAL FUND ===================

There were no proxies voted in relation to the securities held in the fund's portfolio


======================== OKLAHOMA MUNICIPAL FUND ========================

There were no proxies voted in relation to the securities held in the fund's Portfolio.


                                     SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)



By /s/ Brent Wheeler
   --------------------
   Brent Wheeler
   Treasurer

Date: 07/28/04